COMMITMENTS	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

Newsboy Project

On September 28, 2011, Standard Gold and Southwest Exploration, Inc (“Southwest”) entered into an Option to Purchase and Royalty Agreement pursuant to which Southwest granted to Standard Gold, the sole and immediate working right and option to earn a One Hundred Percent (100%) interest in and to the Newsboy Project property free and clear of all charges encumbrances and claims in consideration for $3,425,000, of which $500,000 was previously paid by a third party. The balance due to Southwest on September 30, 2011 of $2,925,000 is payable on the following schedule:

(i)	on January 1, 2012, the sum of US $150,000.00; July 1, 2012 the sum of US $150,000.00;
(ii)	on January 1, 2013, the sum of US $200,000.00; July 1, 2013 the sum of US $200,000.00;
(iii)	on January 1, 2014, the sum of US $250,000.00; July 1, 2014 the sum of US $250,000.00;
(iv)	on January 1, 2015, the sum of US $300,000.00; July 1, 2015 the sum of US $300,000.00;
(v)	on January 1, 2016, the sum of US $350,000.00; July 1, 2016 the sum of US $350,000.00; and
(vi)	on January 1, 2017, the sum of US $425,000.00.

The first four option payments for a total of $700,000 have been paid on schedule.  Upon the full payment of the balance of $2,225,000, the option will be considered automatically exercised and the Company will have earned a 100% interest in and to the Newsboy Project property free and clear of all liens and encumbrances. Notwithstanding the foregoing, the Company is obligated to pay a Net Smelter Royalty payment equal to two percent (2%) of the proceeds from the sale or other disposition from any purchaser of any mineral derived from the ore mined from the Newsboy Project property. To retain the property, the Company must also pay the annual claim maintenance fees and file a Notice of Intent to Hold with the Bureau of Land Management and Maricopa County. The Company must also make annual payments for the lands leased from the State of Arizona. Should the Company choose not to maintain the working right and option to the property, the Company can forego future payments to Southwest without penalty. A total of $500,000 was paid to Southwest as part of the option to purchase agreement by third parties, which converted into an aggregate of 1,250,000 Units in the 2011 Private Placement. These payments have been recorded as increases to mineral property on the balance sheet.

Klondike Project

On June 11, 2012, the Company entered into an option agreement with Arden Larson to purchase a 100% interest in the Klondike Project (“Klondike”) that included 64 unpatented mining claims, to which the Company staked an additional 168 claims. Klondike is located in the Alpha Mining District about 40 miles north of Eureka, Nevada.

The Company will pay a total of $575,000 to Mr. Larson on the following schedule:

Payment Date	Payment Amount
Effective Date (June 11, 2012)	$25,000
Six months after Effective Date	$25,000
June 11, 2013	$30,000
June 11, 2014	$35,000
June 11, 2015	$40,000
June 11, 2016	$45,000
June 11, 2017	$50,000
June 11, 2018	$55,000
June 11, 2019	$60,000
June 11, 2020	$65,000
June 11, 2021	$70,000
June 11, 2022	$75,000

The Company has the option to buy-down the royalty component by making payments of $500,000 per 0.25% of base net smelter return royalties for gold, silver and other products to Mr. Larson based on the following schedule:

Product	Base net smelter return royalty	Average market price	Maximum buy-down net smelter return royalty
GOLD	1.00	Less than $1,200/troy oz.	0.50
	1.50	$1,201 to $1,600/troy oz.	0.75
	2.00	$1,601 to $2,000/troy oz.	1.00
	2.50	$2,001 to $2,400/troy oz.	1.25
	3.00	$2,401 to $2,800/troy oz.	1.50
	3.50	$2,801 to $3,200/troy oz.	1.75
	4.00	Greater than $3,200/troy oz.	2.00

SILVER	1.00	Less than $15/troy oz.	0.50
	1.50	$15.01 to $30/troy oz.	0.75
	2.00	$30.01 to $45/troy oz.	1.00
	2.50	$45.01 to $60/troy oz.	1.25
	3.00	$60.01 to $75/troy oz.	1.50
	3.50	$75.01 to $90/troy oz.	1.75
	4.00	Greater than $90/troy oz.	2.00

OTHER	2.00	As determined by products	1.00

In addition, the Company is committed to spend no less than $850,000 for the benefit of the Klondike Project on the following schedule:

1.	$100,000 prior to June 11, 2013
2.	An additional $150,000 prior to June 11, 2014

3.	An additional $200,000 prior to June 11, 2015
4.	An additional $200,000 prior to June 11, 2016

5.	An additional $200,000 prior to June 11, 2017

Should the Company choose not to maintain the work commitment and option to the property the Company can forego future payments to Mr. Larson without penalty.